Schedule of Investments
September 30, 2026 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.22%

Aerospace & Defense - 4.38%
GE Aerospace	1,600	499,664

Computer Communications Equipment - 7.87%
Arista Networks, Inc. (2)	4,400	895,796

Construction Machinery & Equipment - 4.99%
Caterpillar, Inc.	700	567,553

Electronic Compnents, NEC - 5.09%
Vertiv Holdings Co.	2,400	579,144

Electronic Computers - 7.02%
Apple, Inc.	2,400	799,248

Electronic Connectors - 5.04%
Amphenol Corp.	6,800	573,240

Insurance Agents, Brokers & Services - 3.81%
Arthur J. Gallagher & Co.	1,900	433,409

Miscellaneous Fabricated Metal Products - 5.04%
Parker-Hannifin Corp.	600	573,252

Retail-Building Materials, Hardware, Garden Supply - 3.41%
The Sherwin-Williams Co.	1,200	387,924

Retail-Lumber & Other Building Materials Dealers - 2.50%
The Home Depot, Inc.	1,000	284,490

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.94%
Intercontinental Exchange, Inc.	2,200	334,466

Semiconductors & Related Devices - 13.70%
Monolithic Power Systems, Inc.	700	943,054
NVIDIA Corp.	2,700	616,626

		1,559,680

Services-Business Services - 4.36%
Mastercard, Inc.	900	496,323

Services-Consumer Credit Reporting, Collection Agencies - 2.77%
S&P Global, Inc.	800	315,576

Servies-Prepackaged Software - 4.51%
Microsoft Corp.	1,000	512,900

Software-Infrastructure - 7.85%
Fortinet, Inc. (2)	5,000	893,800

Specialty Industry Machinery - 11.54%
Lam Research Corp.	4,000	1,314,040

Surgical & Medical Instruments- 2.42%
Stryker Corp.	1,000	275,390

Total Common Stocks	(Cost $ 4,321,963)	11,295,895

Short-Term Invesments - 0.84%

Argent Institutional Trust Company Bank Deposit - 3.54% (3)	96,071	96,071

Total Short Term Investments	(Cost $ 96,071)	96,071

Total Investments - 100.06%	(Cost $ 4,418,034)	11,391,966

Liabilities in Excess of Other Assets - (0.06%)		(7,612)

Total Net Assets - 100.00%		11,384,354

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$11,391,966	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,391,966	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2026.